Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/24 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
TAN — Tax Anticipation Notes

MUNICIPAL BONDS AND NOTES (139.3%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.6%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Dena' Nena' Henash), 4.00%, 10/1/44	A+/F	$6,050,000	$5,789,861

			5,789,861
Arizona (3.1%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/46	A	2,855,000	2,736,359
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B
4.00%, 7/1/61	BBB-	1,380,000	1,225,442
4.00%, 7/1/41	BBB-	720,000	694,834
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	504,020
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	354,340
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	750,000	758,707
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), 5.00%, 7/1/35	BB	1,000,000	1,006,458
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	350,000	379,964
6.25%, 11/15/35	BBB+/P	1,750,000	1,899,388
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,456,893

			11,016,405
California (9.4%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	550,000	487,869
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	1,993,955	1,913,981
CA Muni. Fin. Auth. Multi-Fam Rev. Bonds, (Terry Manor Sr. Hsg.), FNMA Coll., 4.20%, 8/1/40	Aaa	2,900,000	2,938,687
CA State Hlth. Fac. Fin. Auth. Rev. Bonds, (Cedars-Sinai Med. Ctr.), Ser. A, 3.00%, 8/15/51	Aa3	7,565,000	5,944,493
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood CA), 4.00%, 10/1/49	A-/F	2,700,000	2,544,268
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	2,635,000	1,918,419
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Anaheim), 4.00%, 8/1/56	BB/P	2,865,000	2,565,271
(1818 Platinum Triangle Apt.), 3.25%, 4/1/57	BBB/P	1,270,000	976,282
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,425,000	1,097,408
(City of Orange Portfolio), 3.00%, 3/1/57	BBB-/P	1,250,000	908,944
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	1,900,000	1,382,216
Long Beach, Arpt. Syst. Rev. Bonds, Ser. C, AGM
5.25%, 6/1/47	AA	1,250,000	1,344,870
5.00%, 6/1/42	AA	750,000	799,045
Los Angeles, Cmnty. Fac. Dist. No. 11 Special Tax, 4.00%, 9/1/38	BB/P	1,000,000	980,008
Los Angeles, Dept. of Arpt. Rev. Bonds, 4.00%, 5/15/36	Aa3	500,000	507,701
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. C, 5.50%, 5/1/39	A1	5,765,000	6,557,942

			32,867,404
Colorado (4.7%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	552,888
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	2,700,000	2,421,179
Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5.50%, 11/15/38	Aa3	1,500,000	1,696,545
5.50%, 11/15/35	Aa3	1,500,000	1,716,581
5.00%, 11/15/37	Aa3	1,025,000	1,115,649
4.125%, 11/15/47	Aa3	5,000,000	4,888,910
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A1	2,250,000	2,784,373
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC), 3.00%, 7/15/37	Baa1	850,000	764,338
Sterling Ranch Cmnty. Auth. Board Rev. Bonds, (Metro. Dist. No. 2), Ser. A, 4.25%, 12/1/50	BB/P	550,000	505,557

			16,446,020
Connecticut (0.6%)
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,000,000	2,014,029

			2,014,029
District of Columbia (3.4%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 2/28/37	A3	1,500,000	1,746,540
(Plenary Infrastructure DC, LLC), 5.50%, 2/29/36	A3	1,370,000	1,585,533
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	500,000	467,216
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/50	Baa3	1,500,000	1,489,915
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,000,000	2,029,156
(Two Rivers Pub. Charter School, Inc.), 5.00%, 6/1/40	Baa3	1,500,000	1,517,905
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.) 4.00%, 10/1/53(T)	A-	1,290,000	1,203,480
(Metrorail), Ser. A, zero %, 10/1/37	A-	3,700,000	1,991,990

			12,031,735
Florida (5.4%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.)
5.00%, 7/1/57	Baa3	680,000	689,009
5.00%, 7/1/51	Baa3	1,300,000	1,324,128
5.00%, 7/1/42	Baa3	460,000	478,022
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	500,000	431,758
FL State Dev. Fin. Corp. Hlth. Care Fac. Rev. Bonds, (Shands Jacksonville Med. Ctr.), 5.00%, 2/1/52	Ba1	1,500,000	1,492,008
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U.), 5.00%, 3/1/44	BB	1,500,000	1,123,126
(Florida Inst. of Tech., Inc.), 4.00%, 10/1/39	BBB-	800,000	742,271
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,277,167
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, (Taylor Ranch), 6.30%, 5/1/54	BB-/P	1,335,000	1,414,002
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,351,311
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	1,600,000	1,608,635
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Jupiter Med. Ctr.), Ser. A, 5.00%, 11/1/47	BBB-	1,515,000	1,541,918
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	BBB+/P	500,000	504,531
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	360,266
Village Cmnty. Dev. Dist. No. 15 144A Special Assmt. Bonds, 5.00%, 5/1/43	BB/P	1,000,000	1,031,041
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.00%, 5/1/35	BB-/P	2,410,000	2,183,961
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical U., Inc.), Ser. A, 4.00%, 10/15/39	A1	600,000	600,401

			19,153,555
Georgia (4.5%)
DeKalb Cnty., Hsg. Auth. Multi-Fam. Hsg. Rev. Bonds, (HADC 1086 on Montreal, LLC), 4.00%, 3/1/34	A+	5,000,000	4,968,150
Gainesville and Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), 3.00%, 2/15/51	A	2,330,000	1,779,513
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (3/1/32), Ser. B, 5.00%, 12/1/54	Aa1	2,650,000	2,856,496
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
5.00%, 1/1/56	BBB+	650,000	660,562
AGM, 5.00%, 7/1/55	AA	1,700,000	1,791,055
AGM, 5.00%, 7/1/53	AA	1,500,000	1,598,951
4.00%, 1/1/51	A2	500,000	472,232
4.00%, 1/1/51	BBB+	425,000	398,857
Paulding Cnty., Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst.), 5.00%, 4/1/43	A+	1,400,000	1,496,366

			16,022,182
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds, Ser. A, 4.00%, 7/1/34	Aa3	1,625,000	1,653,237

			1,653,237
Illinois (14.3%)
Chicago, G.O. Bonds, Ser. A, 5.00%, 1/1/35	BBB+	2,500,000	2,692,997
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB+	2,250,000	2,252,873
Ser. B, 5.00%, 12/1/36	BB+	2,500,000	2,610,660
Ser. H, 5.00%, 12/1/36	BB+	500,000	509,754
Chicago, Midway Intl. Arpt. Rev. Bonds, Ser. C, 5.00%, 1/1/40	A	2,250,000	2,393,786
Chicago, O'Hare Intl. Arpt. Rev. Bonds
BAM, 5.25%, 1/1/42	AA	1,465,000	1,621,439
BAM, 5.25%, 1/1/41	AA	1,950,000	2,166,451
Ser. A, 5.00%, 1/1/38	A+	100,000	104,346
Ser. A, 5.00%, 1/1/37	A+	300,000	313,541
IL Fin. Auth. Rev. Bonds, (U. of IL), 5.25%, 10/1/53	Aa2	2,500,000	2,692,717
IL State G.O. Bonds, Ser. A
5.00%, 5/1/38	A3	1,500,000	1,561,322
5.00%, 12/1/31	A3	5,750,000	6,019,957
IL State Fin. Auth. Rev. Bonds
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,028,307
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	500,720
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/44	Aa2	1,100,000	1,129,478
5.00%, 10/1/36	Aa2	600,000	633,175
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds
(CHF-Chicago, LLC), 5.00%, 2/15/47	Baa3	2,000,000	1,999,934
(U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/37	Baa3	1,000,000	1,011,204
Metro. Pier & Exposition Auth. Rev. Bonds
(McCormick Place Expansion), 4.00%, 6/15/50	A	1,000,000	933,203
4.00%, 12/15/47	A	5,000,000	4,740,250
(McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.70%, 6/15/31), 12/15/37(STP)	A	1,000,000	760,707
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	A	12,000,000	9,492,938
Sales Tax Securitization Corp. Rev. Bonds, (Second Lien), Ser. A, BAM, 5.00%, 1/1/37	AA	1,100,000	1,185,392
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	Baa2	1,870,000	1,815,133

			50,170,284
Indiana (0.9%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	1,813,906
Silver Creek, School Bldg. Corp. Rev. Bonds, 3.00%, 1/15/42	AA+	1,600,000	1,321,559

			3,135,465
Iowa (0.5%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	2,000,000	1,710,131

			1,710,131
Kentucky (0.3%)
KY State Property & Bldg. Comm. Rev. Bonds, (No. 122), Ser. A, 4.00%, 11/1/34	A1	750,000	757,666
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/31	A+	385,000	385,294

			1,142,960
Louisiana (1.2%)
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	3,010,000	2,914,713
Tangipahoa Parish, Hosp. Svcs. Rev. Bonds, (North Oaks Hlth. Syst.), 4.00%, 2/1/42	A-	1,250,000	1,166,539

			4,081,252
Maryland (1.0%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	458,319
MD Econ. Dev. Corp. Rev. Bonds
(Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	1,725,000	1,913,068
(Morgan State U.), 4.25%, 7/1/50	BBB-	1,350,000	1,273,694

			3,645,081
Massachusetts (3.1%)
MA State G.O. Bonds, Ser. C, 5.00%, 10/1/52	Aa1	6,500,000	6,997,502
MA State Dev. Fin. Agcy. Rev. Bonds
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	B	500,000	499,964
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,002,980
MA State Port Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/46	Aa2	2,500,000	2,410,894

			10,911,340
Michigan (5.8%)
Detroit, G.O. Bonds, (Fin. Recvy.), Ser. B-1, 4.00%, 4/1/44	BB/P	1,700,000	1,369,465
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	750,000	801,918
Great Lakes, Wtr. Auth. Sewage Disp. Syst. Rev. Bonds, Ser. C
5.25%, 7/1/53	Aa3	1,700,000	1,885,575
5.25%, 7/1/48	Aa3	1,375,000	1,537,070
MI State Fin. Auth. Rev. Bonds, (Trinity Hlth. Corp.), Ser. A, 4.00%, 12/1/49	Aa3	3,845,000	3,672,169
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Tech. U.), 4.00%, 2/1/42	BBB-	745,000	636,349
MI State Hsg. Dev. Auth. Rev. Bonds, Ser. A, 2.73%, 10/1/59	AA+	1,500,000	959,211
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/45(T)	Aa1	4,424,000	4,466,293
4.00%, 5/1/50(T)	Aa1	4,977,000	4,937,284

			20,265,334
Minnesota (0.6%)
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	2,000,000	2,028,999

			2,028,999
Missouri (6.8%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City, Intl. Arpt.), AGM, 5.00%, 3/1/57	AA	8,980,000	9,263,441
5.00%, 3/1/46	A2	3,150,000	3,236,589
5.00%, 3/1/35	A2	5,925,000	6,193,548
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis)
4.00%, 5/1/43	BB+	1,150,000	944,997
4.00%, 5/1/38	BB+	1,750,000	1,538,480
4.00%, 5/1/34	BB+	1,085,000	995,562
MI State Hlth. & Edl. Fac. 144A Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/45	BB+	1,950,000	1,563,293

			23,735,910
Nevada (2.4%)
Las Vegas, Special Assmt. Bonds, (Special Impt. Dist. No. 816), 3.00%, 6/1/41	BB-/P	1,755,000	1,360,090
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A, 2.75%, 6/15/28	Baa2	730,000	701,088
Washoe Cnty., Wtr. Fac. Mandatory Put Bonds (10/1/29), (Sierra Pacific Pwr. Co,)
Ser. F, 4.125%, 3/1/36	A	4,850,000	4,914,752
Ser. C, 4.125%, 3/1/36	A	1,500,000	1,520,027

			8,495,957
New Hampshire (3.8%)
National Fin. Auth. Rev. Bonds
(Caritas Acquisitions VII, LLC), Ser. A, 4.50%, 8/15/55	BBB/P	2,540,000	2,228,656
(Caritas Acquisitions VII, LLC), Ser. A, 4.25%, 8/15/46	BBB/P	1,210,000	1,055,917
(Caritas Acquisitions VII, LLC), Ser. A, 4.125%, 8/15/40	BBB/P	1,070,000	966,438
(NH Bus. Fin. Auth.), Ser. 23-2, 3.875%, 1/20/38	BBB	1,779,985	1,711,291
(NH Bus. Fin. Auth.), Ser. 2, 3.625%, 8/20/39	A3	2,747,255	2,572,896
National Fin. Auth. Hosp. Rev. Bonds, (St. Luke's Hosp. Oblig. Group)
4.00%, 8/15/40	A3	1,040,000	1,010,663
4.00%, 8/15/37	A3	850,000	838,113
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Elliot Hosp.), 5.00%, 10/1/38	A3	500,000	506,758
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,538,857

			13,429,589
New Jersey (0.5%)
Passaic Cnty., Impt. Auth. Rev. Bonds, (Paterson Arts & Science Charter School), 5.50%, 7/1/58	BBB-	550,000	569,912
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A, 5.25%, 11/1/52	BBB+	1,000,000	1,077,856

			1,647,768
New Mexico (0.7%)
Sante Fe, Retirement Fac. Rev. Bonds
(El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/44	BB+/F	975,000	946,312
(El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	1,460,000	1,437,916

			2,384,228
New York (15.2%)
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5.50%, 11/15/47	A3	6,000,000	6,760,059
Ser. A, 5.25%, 11/15/49	A3	2,000,000	2,196,608
(Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,568,812
Ser. C-1, 4.00%, 11/15/35	A3	1,000,000	1,010,722
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds
Ser. I-1, 2.80%, 11/1/60	AA+	2,000,000	1,312,475
(Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	2,025,000	1,481,456
NY City, Transitional Fin. Auth. Rev. Bonds
(Future Tax Secd.), Ser. E-1, 3.00%, 2/1/51	AAA	4,125,000	3,203,314
Ser. B-1, 3.00%, 8/1/48	AAA	5,875,000	4,656,356
NY Counties, Tobacco Trust VI Rev. Bonds, Ser. A-2B, 5.00%, 6/1/45	BB+	1,000,000	947,867
NY State Liberty Dev. Corp. Rev. Bonds
Ser. A, BAM, 3.00%, 11/15/51	AA	3,500,000	2,650,258
(Port Auth. of NY & NJ), Ser. 1WTC, 2.75%, 2/15/44	AA-	2,335,000	1,778,355
NY State Thruway Auth. Personal Income Tax Ser. C, 5.00%, 3/15/54	AA+	5,500,000	5,922,920
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK New Term. One, LLC), 6.00%, 6/30/54	Baa3	2,400,000	2,613,803
(Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/46	Baa2	500,000	499,878
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,082,249
NY State Urban Dev. Corp. Rev. Bonds, (Bidding Group 4), Ser. A, 3.00%, 3/15/50	AA+	1,060,000	834,598
Oneida Indian Nation 144A (Oneida Indian Nation of NY), Ser. B, 6.00%, 9/1/43	BBB-/F	475,000	521,978
Port Auth. of NY & NJ Rev. Bonds
Ser. 218, 5.00%, 11/1/49(T)	Aa3	2,980,000	3,077,118
Ser. 207, 5.00%, 9/15/29	Aa3	2,925,000	3,052,235
Suffolk, Regl. Off-Track Betting Corp. Rev. Bonds, 6.00%, 12/1/53	BB-/P	2,270,000	2,384,480
Triborough Bridge & Tunnel Auth. Sales Tax Rev. Bonds, 5.25%, 5/15/57	AA+	4,400,000	4,798,677

			53,354,218
North Carolina (1.0%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 4.00%, 3/1/51	BBB/F	2,250,000	1,874,671
NC State Med. Care Comm. Retirement Fac. (United Methodist Retirement Homes, Inc. (The))
5.00%, 10/1/49	BBB/F	500,000	518,551
5.00%, 10/1/44	BBB/F	505,000	530,388
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Maryfield, Inc. Oblig. Group), 5.00%, 10/1/45	BB/P	500,000	482,247

			3,405,857
Ohio (4.7%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,265,000	4,883,080
Ser. A-2, Class 1, 3.00%, 6/1/48	BBB+	3,560,000	2,736,157
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	508,038
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	3,000,000	2,755,535
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Ashtabula Cnty. Med. Ctr.), 5.25%, 1/1/47	BBB+/F	2,750,000	2,874,104
Port of Greater Cincinnati Dev. Auth. Rev. Bonds, (Duke Energy), 5.00%, 12/1/63	AA	1,250,000	1,326,055
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	Baa1	605,000	612,440
5.00%, 2/15/32	Baa1	745,000	755,285
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, (Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	120,000	118,445

			16,569,139
Oregon (0.9%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.25%, 11/15/50	BB/P	1,000,000	968,075
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BB+/F	650,000	651,373
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,537,297

			3,156,745
Other (2.6%)
Federal Home Loan Mortgage Corporation Multifamily ML certificates, Ser. ML-19, Class A, 3.996%, 12/25/36	AA+	2,674,881	2,691,365
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. ML-21, 4.52%, 8/25/41	AA+	3,796,603	3,984,876
Federal Home Loan Mortgage Corporation Structured Pass-through certificates, Ser. 24-ML22, Class A-US, 4.544%, 10/25/40	AA+	2,247,613	2,376,653

			9,052,894
Pennsylvania (7.7%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
AGM, 5.50%, 1/1/48	AA	5,000,000	5,507,994
5.00%, 1/1/34	AA	3,480,000	3,736,126
AGM, 4.00%, 1/1/46	AA	750,000	726,722
Bucks Cnty., Wtr. & Swr. Auth. Rev. Bonds, Ser. A, AGM, 5.25%, 12/1/47	AA	2,175,000	2,376,911
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB/F	200,000	202,116
5.00%, 1/1/31	BBB/F	1,000,000	1,010,719
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5.125%, 11/1/38	A	2,000,000	2,172,310
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/50	BB/F	500,000	424,058
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/40	BB/F	500,000	457,384
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	942,259
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds, (Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	450,000	431,762
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), AGM, 5.75%, 12/31/62	AA	1,350,000	1,479,571
PA State Tpk. Comm. Rev. Bonds, 4.90%, 12/1/44	A1	4,385,000	4,472,299
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (U. of Arts (The))
12.834%, 8/2/24	C/P	304,075	273,276
12.834%, 8/2/24	C/P	31,780	31,144
Philadelphia, Auth. for Indl. Dev. 144A Rev. Bonds, (U. of the Arts), 5.00%, 3/15/45 (In default)(NON)	D/P	1,500,000	1,275,363
Philadelphia, Auth. For Indl. Dev. Multi-Fam. 144A (University Sq. Apt.), 5.25%, 12/1/47	BBB-/P	1,400,000	1,357,774

			26,877,788
Puerto Rico (1.7%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1
4.00%, 7/1/41	BB/P	5,000,000	4,705,979
4.00%, 7/1/37	BB/P	1,250,000	1,217,933

			5,923,912
Rhode Island (0.8%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,755,579

			2,755,579
South Dakota (1.0%)
Lincoln Cnty., Econ. Dev. Rev. Bonds
(Augustana College Assoc. (The)), 4.00%, 8/1/61	BBB-	2,355,000	1,927,113
(Augustana College Assn. (The)), 4.00%, 8/1/51	BBB-	2,000,000	1,709,195

			3,636,308
Tennessee (1.9%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds, (Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/64	AA	3,415,000	3,529,950
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds, (Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	2,250,000	1,782,556
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.50%, 7/1/42	A1	1,125,000	1,241,890

			6,554,396
Texas (11.7%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	500,000	507,371
Arlington, Higher Ed. Fin. Corp. 144A Rev. Bonds, (BASIS TX Charter Schools, Inc.), 4.75%, 6/15/49	Ba2	915,000	904,420
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A	1,045,000	1,068,509
5.00%, 10/1/34	A	530,000	542,457
Clifton, Higher Ed. Fin. Corp. Ed. (Intl. Leadership of TX, Inc.), PSFG
4.25%, 8/15/53	Aaa	4,800,000	4,814,328
4.125%, 8/15/49	Aaa	1,250,000	1,225,916
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	Baa3	1,150,000	1,168,592
(IDEA Pub. Schools), 5.00%, 8/15/28	A-	300,000	308,925
(YES Prep Pub. Schools, Inc.), PSFG, 4.25%, 4/1/48	Aaa	2,000,000	2,000,610
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	1,500,000	1,396,252
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	1,000,182
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Ba1	800,000	788,169
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,010,959
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	BBB+	1,500,000	1,543,935
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	932,806
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	932,806
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43 (Prerefunded 1/1/25)	Aa3	2,000,000	2,027,192
San Antonio, Elec. & Gas Syst. Rev. Bonds, Ser. C, 5.50%, 2/1/49	Aa2	5,000,000	5,688,213
Seguin, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 4.00%, 2/15/54	Aaa	3,250,000	3,118,283
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A-/F	2,000,000	2,008,776
TX State Pub. Fin. Auth. Rev. Bonds, (TX Southern U.), BAM
5.25%, 5/1/42	AA	400,000	429,316
5.25%, 5/1/41	AA	400,000	430,690
5.25%, 5/1/40	AA	400,000	432,229
TX State Trans. Comm. Rev. Bonds, (Central TX Tpk. Syst.), Ser. A, 3.00%, 8/15/40	A2	2,825,000	2,459,801
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, Ser. A, 4.875%, 10/15/48	AAA	3,000,000	3,190,299
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	750,000	586,831
3.00%, 9/1/39	Baa2	725,000	576,723

			41,094,590
Utah (1.5%)
Black Desert Pub. Infrastructure Dist. 144A Special Assmt. Bonds, 5.625%, 12/1/53	BB+/P	700,000	723,751
Infrastructure Agcy. Telecomm. Rev. Bonds
6.00%, 10/15/47	BBB-/F	1,650,000	1,829,977
5.00%, 10/15/37	BBB-/F	1,200,000	1,262,784
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,409,033

			5,225,545
Virginia (0.4%)
VA State Small Bus. Fin. Auth. Rev. Bonds, (Elizabeth River Crossings OpCo, LLC)
4.00%, 1/1/40	BBB	750,000	714,070
4.00%, 1/1/36	BBB	630,000	622,213

			1,336,283
Washington (5.1%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.875%, 12/1/49	BB+	4,000,000	4,421,471
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,475,429
Port of Seattle Rev. Bonds, Ser. B, 5.00%, 8/1/40	AA-	1,000,000	1,071,950
WA State Hsg. Fin. Comm. Rev. Bonds
(Eastside Retirement Assn.), Ser. A, 5.00%, 7/1/43	A-/F	2,030,000	2,134,159
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	2,577,040	2,393,950
Ser. 1, Class A, 3.375%, 4/20/37	BBB	2,585,652	2,334,393
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Seattle Academy of Arts & Sciences), 6.25%, 7/1/59	BBB	2,750,000	3,035,581

			17,866,933
Wisconsin (8.0%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	200,000	200,122
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A
4.00%, 9/1/56	BB+/P	1,000,000	737,308
4.00%, 9/1/51	BB+/P	750,000	570,391
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy), 5.00%, 6/15/49	BB+/P	1,580,000	1,512,712
Pub. Fin. Auth. Multi-Fam Affordable Hsg. 144A Rev. Bonds, (Dominium Holdings I, LLC), Ser. 1, Class B-1, 6.81%, 4/28/36	BBB-/P	1,750,000	1,786,125
Pub. Fin. Auth. Multi-Fam. Hsg. 144A (Promenade Apt.), 6.25%, 2/1/39	BB-/P	1,000,000	1,038,108
Pub. Fin. Auth. Pooled Charter School Certif. Rev. Bonds, Ser. 23-1, Class A, 5.75%, 7/1/62	Aa3	2,742,958	2,980,345
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Appalachian State U.), Ser. A, AGM
4.00%, 7/1/50	AA	700,000	666,685
4.00%, 7/1/45	AA	600,000	588,144
4.00%, 7/1/40	AA	500,000	498,707
4.00%, 7/1/38	AA	435,000	436,285
4.00%, 7/1/34	AA	300,000	302,238
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (CHF-Manoa, LLC), Ser. A, 5.75%, 7/1/63	BBB-	1,000,000	1,079,026
WI Pub. Fin. Auth. Hotel Rev. Bonds
(Grand Hyatt), 5.00%, 2/1/62	BBB-	700,000	713,753
(Grand Hyatt Sanitary), 5.00%, 2/1/52	BBB-	1,000,000	1,025,386
WI State Hlth. & Edl. Fac. Auth. 5.50%, 2/15/54	BBB	1,600,000	1,745,473
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,000,000	1,009,876
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/41	AA	4,865,000	4,816,301
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,000,000	3,050,246
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,024,706
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	253,211

			28,035,148

Total municipal bonds and notes (cost $482,794,870)			$488,624,061

SHORT-TERM INVESTMENTS (1.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	4,830,907	$4,830,907
U.S. Treasury Bills 5.426%, 9/24/24(SEG)		$23,000	22,819
U.S. Treasury Bills 5.314%, 10/24/24(SEG)		800,000	790,417

Total short-term investments (cost $5,644,076)			$5,644,143
TOTAL INVESTMENTS

Total investments (cost $488,438,946)			$494,268,204

FUTURES CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	134	$17,147,813	$17,147,813	Sep-24	$(346,890)

Unrealized appreciation					—

Unrealized (depreciation)					(346,890)

Total					$(346,890)

Key to holding's abbreviations
AGM	Assured Guaranty Municipal Corporation
AMBAC	AMBAC Indemnity Corporation
BAM	Build America Mutual
FHA Insd.	Federal Housing Administration Insured
FNMA Coll.	Federal National Mortgage Association Collateralized
G.O. Bonds	General Obligation Bonds
NATL	National Public Finance Guarantee Corporation
PSFG	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
TAN	Tax Anticipation Notes
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $350,754,969.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P*	$121,674	$29,859,480	$25,150,247	$55,872	$4,830,907

	Total Short-term investments	$121,674	$29,859,480	$25,150,247	$55,872	$4,830,907
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $746,800.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, Intercontinental Exchange (ICE) London Interbank Offered Rate (LIBOR) USD 1 Month, ICE LIBOR USD 3 Month, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 3.51%, 5.46%, 5.50%, 5.38%, 5.24% and 5.08%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	28.8%
	Healthcare	25.5
	Education	21.1
	Housing	14.1
	State debt	11.4
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”;.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $13,684,175 were held by the TOB trust and served as collateral for $7,815,126 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $66,369 for these investments based on an average interest rate of 3.44%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$488,624,061	$—
Short-term investments	—	5,644,143	—

Totals by level	$—	$494,268,204	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(346,890)	—	—

Totals by level	$(346,890)	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	134
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com